Consolidated Balance Sheets - USD ($)	Mar. 31, 2017	Mar. 31, 2016
CURRENT ASSETS:
Cash	$ 1,461,695	$ 2,796,762
Accounts receivable, net of allowances for bad debts and cash discounts of $27,276 and $22,276 at March 31, 2017 and 2016, respectively	8,939,051	4,822,386
Inventories	34,918,550	41,939,128
Other	113,540	143,380
TOTAL CURRENT ASSETS	45,432,836	49,701,656
PROPERTY, PLANT AND EQUIPMENT:
Land	1,082,331	1,082,331
Buildings and yard improvements	7,111,735	7,111,735
Machinery and equipment	31,451,479	30,903,321
Construction in progress	9,451,972	9,200,799
Less accumulated depreciation	(33,924,353)	(32,329,947)
Property, plant, and equipment, net	15,173,164	15,968,239
OTHER ASSETS:
Deferred income tax asset	1,165,950	408,502
Federal income taxes recoverable	913,347
Cash value of officers’ life insurance and other assets	578,000	812,000
TOTAL ASSETS	63,263,297	66,890,397
CURRENT LIABILITIES:
Accounts payable and accrued expenses	2,003,661	2,476,699
Dividends payable	70,094	67,994
Contribution to retirement plan	42,000	43,500
Employee compensation and related expenses	240,835	277,557
TOTAL CURRENT LIABILITIES	2,356,590	2,865,750
POSTRETIREMENT BENEFITS OTHER THAN PENSIONS	550,282	785,600
TOTAL LIABILITIES	2,906,872	3,651,350
COMMITMENTS AND CONTINGENCIES (SEE NOTE 3)
STOCKHOLDERS’ EQUITY:
Common stock, par value $1: Authorized shares - 10,000,000 Issued shares — 8,185,160 and 7,975,160 at March 31, 2017 and 2016, respectively	8,185,160	7,975,160
Additional paid-in capital	28,865,914	29,003,674
Treasury stock at cost (1,175,716 shares at March 31, 2017 and 2016, respectively)	(5,475,964)	(5,475,964)
Retained earnings	28,781,315	31,736,177
TOTAL STOCKHOLDERS’ EQUITY	60,356,425	63,239,047
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	$ 63,263,297	$ 66,890,397